BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 97.2%
Basic Materials - 9.4%
200 International Flavors & Fragrances, Inc. $ 29,880
1,000 Newmont Corp. 63,380
1,760 Nutrien, Ltd. 106,674
1,000 Rio Tinto PLC, ADR 83,890
900 Westrock Co. 47,898
331,722
Capital Goods / Industrials - 8.1%
200 3M Co. 39,726
300 Cummins, Inc. 73,143
500 ManpowerGroup, Inc. 59,455
100 Parker-Hannifin Corp. 30,711
1,000 Raytheon Technologies Corp. 85,310
288,345
Communication Services - 5.3%
1,800 Comcast Corp., Class A 102,636
1,500 Verizon Communications, Inc. 84,045
186,681
Consumer Discretionary - 5.0%
400 Genuine Parts Co. 50,588
1,300 Kontoor Brands, Inc. 73,333
300 Lear Corp. 52,584
176,505
Consumer Staples - 5.7%
700 Ingredion, Inc. 63,350
200 PepsiCo., Inc. 29,634
1,600 The Kraft Heinz Co. 65,248
300 Walmart, Inc. 42,306
200,538
Energy - 10.4%
500 Chevron Corp. 52,370
1,900 ConocoPhillips 115,710
3,200 Equinor ASA, ADR 67,840
3,000 Kinder Morgan, Inc. 54,690
900 Phillips 66 77,238
367,848
Financials - 17.5%
2,400 American International Group, Inc. 114,240
300 Ameriprise Financial, Inc. 74,664
500 Chubb, Ltd. 79,470
900 Citigroup, Inc. 63,675
200 CME Group, Inc. 42,536
1,100 First American Financial Corp. 68,585
1,300 MetLife, Inc. 77,805
300 Northern Trust Corp. 34,686
900 Prosperity Bancshares, Inc. 64,620
620,281
Health Care - 16.4%
1,000 AbbVie, Inc. 112,640
400 Amgen, Inc. 97,500
1,000 AstraZeneca PLC, ADR 59,900
1,200 Cardinal Health, Inc. 68,508
816 Koninklijke Philips NV, ADR 40,555
500 Medtronic PLC 62,065
1,100 Merck & Co., Inc. 85,547
110 Organon & Co.
(a)
3,329
3,500 Viatris, Inc. 50,015
580,059
Real Estate - 4.2%
1,666 VEREIT, Inc. REIT 76,519
2,300 VICI Properties, Inc. REIT 71,346
147,865
Shares Security Description Value
Technology - 9.6%
1,600 Cisco Systems, Inc./Delaware $ 84,800
500 International Business Machines Corp. 73,295
1,400 NetApp, Inc. 114,548
200 TE Connectivity, Ltd. 27,042
200 Texas Instruments, Inc. 38,460
338,145
Transportation - 4.7%
5,800 Atlas Corp. 82,650
200 Union Pacific Corp. 43,986
200 United Parcel Service, Inc., Class B 41,594
168,230
Utilities - 0.9%
1,000 OGE Energy Corp. 33,650
Total Common Stock (Cost $2,669,891) 3,439,869
Shares Security Description Value
Money Market Fund - 2.6%
92,833 Federated Government Obligations Fund,
Institutional Class, 0.03%
(b)
(Cost $92,833) 92,833
Investments, at value - 99.8% (Cost $2,762,724) $ 3,532,702
Other Assets & Liabilities, Net - 0.2% 5,845
Net Assets - 100.0% $ 3,538,547
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
2
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,439,869
Level 2 - Other Significant Observable Inputs 92,833
Level 3 - Significant Unobservable Inputs –
Total $ 3,532,702